GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED SEPTEMBER 2, 2022
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR EACH SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI, as applicable.

Effective September 9, 2022, for the Funds listed in Schedule A hereto, William Helm no longer serves as a Portfolio Manager for the Funds, and all references to Mr. Helm in each Fund's Summary Prospectus, Statutory Prospectus and SAI are deleted in their entirety.

* * * * * * * * * *

SCHEDULE A

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X Green Building ETF (GRNR)	April 11, 2022	April 6, 2022	April 6, 2022
Global X Metaverse ETF (VR)	April 25, 2022	April 22, 2022	April 22, 2022
Global X Interest Rate Hedge ETF (IRHG)	June 2, 2022, as revised on June 22, 2022	May 20, 2022, as revised on June 22, 2022	May 20, 2022, as revised on June 22, 2022
Global X Interest Rate Volatility & Inflation Hedge ETF (IRVH)	June 2, 2022, as revised on June 22, 2022	May 20, 2022, as revised on June 22, 2022	May 20, 2022, as revised on June 22, 2022
Global X MSCI Colombia ETF (GXG)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Consumer Discretionary ETF (CHIQ)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Industrials ETF (CHII)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Communication Services ETF (CHIC)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Financials ETF (CHIX)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Energy ETF (CHIE)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Materials ETF (CHIM)	March 1, 2022	March 1, 2022	March 1, 2022

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X MSCI Norway ETF (NORW) (formerly known as the Global X FTSE Nordic Region ETF)	March 1, 2022	March 1, 2022	March 1, 2022
Global X FTSE Southeast Asia ETF (ASEA)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI Argentina ETF (ARGT)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI Greece ETF (GREK)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI Nigeria ETF (NGE)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI Next Emerging & Frontier ETF (EMFM)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI Portugal ETF (PGAL)	March 1, 2022	March 1, 2022	March 1, 2022
Global X DAX Germany ETF (DAX)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI Pakistan ETF (PAK)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Consumer Staples ETF (CHIS)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Health Care ETF (CHIH)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Information Technology ETF (CHIK)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Real Estate ETF (CHIR)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI China Utilities ETF (CHIU)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI Vietnam ETF (VNAM)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Copper Miners ETF (COPX)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Silver Miners ETF (SIL)	March 1, 2022	March 1, 2022	March 1, 2022

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X Gold Explorers ETF (GOEX)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Uranium ETF (URA)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Lithium & Battery Tech ETF (LIT)	March 1, 2022	March 1, 2022	March 1, 2022
Global X SuperDividend® ETF (SDIV)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Social Media ETF (SOCL)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Guru® Index ETF (GURU)	March 1, 2022	March 1, 2022	March 1, 2022
Global X SuperIncome™ Preferred ETF (SPFF)	March 1, 2022	March 1, 2022	March 1, 2022
Global X SuperDividend® U.S. ETF (DIV)	March 1, 2022	March 1, 2022	March 1, 2022
Global X S&P 500® Covered Call ETF (XYLD)	March 1, 2022	March 1, 2022	March 1, 2022
Global X NASDAQ 100® Covered Call ETF (QYLD)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)	March 1, 2022	March 1, 2022	March 1, 2022
Global X SuperDividend® REIT ETF (SRET)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Renewable Energy Producers ETF (RNRG)	March 1, 2022	March 1, 2022	March 1, 2022
Global X S&P 500® Catholic Values ETF (CATH)	March 1, 2022	March 1, 2022	March 1, 2022
Global X MSCI SuperDividend® EAFE ETF (EFAS)	March 1, 2022	March 1, 2022	March 1, 2022
Global X E-commerce ETF (EBIZ)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Russell 2000 Covered Call ETF (RYLD)	March 1, 2022	March 1, 2022	March 1, 2022

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X S&P Catholic Values Developed ex-U.S. ETF (CEFA)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Nasdaq 100® Covered Call & Growth ETF (QYLG)	March 1, 2022	March 1, 2022	March 1, 2022
Global X S&P 500® Covered Call & Growth ETF (XYLG)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Emerging Markets Internet & E-commerce ETF (EWEB)	March 1, 2022	March 1, 2022	March 1, 2022
Global X S&P 500® Tail Risk ETF (XTR)	March 1, 2022	March 1, 2022	March 1, 2022
Global X S&P 500® Risk Managed Income ETF (XRMI)	March 1, 2022	March 1, 2022	March 1, 2022
Global X S&P 500® Collar 95-110 ETF (XCLR)	March 1, 2022	March 1, 2022	March 1, 2022
Global X NASDAQ 100® Tail Risk ETF (QTR)	March 1, 2022	March 1, 2022	March 1, 2022
Global X NASDAQ 100® Risk Managed Income ETF (QRMI)	March 1, 2022	March 1, 2022	March 1, 2022
Global X NASDAQ 100® Collar 95-110 ETF (QCLR)	March 1, 2022	March 1, 2022	March 1, 2022
Global X Disruptive Materials ETF (DMAT) (formerly known as Global X Advanced Materials ETF)	March 1, 2022	March 1, 2022	March 1, 2022
Global X S&P Catholic Values U.S. Aggregate Bond ETF (CAGG)*	N/A	March 1, 2022	March 1, 2022
Global X MLP ETF (MLPA)	April 1, 2022	April 1, 2022	April 1, 2022
Global X MLP & Energy Infrastructure ETF (MLPX)	April 1, 2022	April 1, 2022	April 1, 2022
* Not open for investment.

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X Alternative Income ETF (formerly known as Global X SuperDividend® Alternatives ETF) (ALTY)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Conscious Companies ETF (KRMA)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Founder-Run Companies ETF (BOSS)	April 1, 2022	April 1, 2022	April 1, 2022
Global X U.S. Preferred ETF (PFFD)	April 1, 2022	April 1, 2022	April 1, 2022
Global X S&P 500® Quality Dividend ETF (QDIV)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Adaptive U.S. Factor ETF (AUSF)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Variable Rate Preferred ETF (PFFV)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Adaptive U.S. Risk Management ETF (ONOF)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Millennial Consumer ETF (MILN)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Health & Wellness ETF (BFIT)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Aging Population ETF (AGNG)	April 1, 2022	April 1, 2022	April 1, 2022
Global X FinTech ETF (FINX)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Internet of Things ETF (SNSR)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Robotics & Artificial Intelligence ETF (BOTZ)	April 1, 2022	April 1, 2022	April 1, 2022
Global X U.S. Infrastructure Development ETF (PAVE)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Autonomous & Electric Vehicles ETF (DRIV)	April 1, 2022	April 1, 2022	April 1, 2022

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X Artificial Intelligence & Technology ETF (AIQ)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Genomics & Biotechnology ETF (GNOM)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Cloud Computing ETF (CLOU)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Cannabis ETF (POTX)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Cybersecurity ETF (BUG)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Thematic Growth ETF (GXTG)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Video Games & Esports ETF (HERO)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Education ETF (EDUT)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Telemedicine & Digital Health ETF (EDOC)	April 1, 2022	April 1, 2022	April 1, 2022
Global X China Biotech Innovation ETF (CHB)	April 1, 2022	April 1, 2022	April 1, 2022
Global X CleanTech ETF (CTEC)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Data Center REITs & Digital Infrastructure ETF (VPN)	April 1, 2022	April 1, 2022	April 1, 2022
Global X AgTech & Food Innovation ETF (KROP)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Blockchain ETF (BKCH)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Clean Water ETF (AQWA)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Hydrogen ETF (HYDR)	April 1, 2022	April 1, 2022	April 1, 2022
Global X Solar ETF (RAYS)	April 1, 2022	April 1, 2022	April 1, 2022

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X Wind Energy ETF (WNDY)	April 1, 2022	April 1, 2022	April 1, 2022

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE